Share-Based Payment (Details) - Schedule of fair value of the share options $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Number of share options granted | shares
Consultants and Employees [Member]
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Number of share options granted | shares	14,638,264
Fair value in the grant date (thousands USD) | $	$ 43,979
Expected dividend yield | $
Outstanding as of December 31, 2020 | shares	12,603,828
Exercisable as of December 31, 2020 | shares	880,734
Consultants and Employees [Member] | Bottom of range [member]
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Range of share price (USD)	$ 0.74
Range of exercise price (USD)	$ 0
Range of expected share price volatility	40.30%
Range of estimated life (years)	4 years
Range of weighted average of risk-free interest rate	0.36%
Consultants and Employees [Member] | Top of range [member]
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Range of share price (USD)	$ 89.83
Range of exercise price (USD)	$ 114.77
Range of expected share price volatility	104.96%
Range of estimated life (years)	9 years
Range of weighted average of risk-free interest rate	1.98%
Directors and CEO [Member]
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Number of share options granted | shares	8,942,202
Fair value in the grant date (thousands USD) | $	$ 23,434
Expected dividend yield | $
Outstanding as of December 31, 2020 | shares	8,839,482
Exercisable as of December 31, 2020 | shares	8,679,113
Directors and CEO [Member] | Bottom of range [member]
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Range of share price (USD)	$ 1.38
Range of exercise price (USD)	$ 0.7
Range of expected share price volatility	53.75%
Range of estimated life (years)	4 years
Range of weighted average of risk-free interest rate	0.88%
Directors and CEO [Member] | Top of range [member]
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Range of share price (USD)	$ 94.64
Range of exercise price (USD)	$ 92.04
Range of expected share price volatility	104.96%
Range of estimated life (years)	7 years
Range of weighted average of risk-free interest rate	1.32%